COMBINED CARVE-OUT STATEMENTS OF PARENTS' EQUITY - USD ($)	Parent Company Investment, net OceanPal Inc. Predecessor	Preferred stock Series B Preferred Stock	Preferred stock Series C Preferred Stock	Common stock	Additional paid-in capital Series C Preferred Stock	Additional paid-in capital	Retained Earnings Series C Preferred Stock	Retained Earnings OceanPal Inc. Predecessor	Retained Earnings	Series B Preferred Stock	Series C Preferred Stock	OceanPal Inc. Predecessor	Total
Balance at the beginning at Dec. 31, 2018	$ 141,543,044							$ (103,313,797)				$ 38,229,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(1,504,222)											(1,504,222)
Net Income (loss) and comprehensive loss								(1,862,852)				(1,862,852)
Balance at the end at Dec. 31, 2019	140,038,822							(105,176,649)				34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	4,235,856											4,235,856
Net Income (loss) and comprehensive loss								(3,795,959)				(3,795,959)
Balance at the end at Dec. 31, 2020	144,274,678							(108,972,608)				35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,196,728)											(3,196,728)
Net Income (loss) and comprehensive loss								750,983				750,983
Balance at the end at Nov. 29, 2021	$ 141,077,950							$ (108,221,625)				$ 32,856,325
Balance at the beginning at Apr. 14, 2021				$ 5
Balance at the beginning (in shares) at Apr. 14, 2021				500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) and comprehensive loss									$ 134,000				$ 134,000
Cancellation of common stock				$ (5)
Cancellation of common stock (in shares)				(500)
Issuance of stock		$ 5		$ 88	$ 7,570,000	$ 40,421,000				$ 5,000	$ 7,570,000		40,509,000
Issuance of stock (in shares)		500,000	10,000	8,820,240
Dividends on preferred stock							$ (69,000)				$ (69,000)
Balance at the end at Dec. 31, 2021		$ 5		$ 88		$ 47,991,000			$ 65,000				$ 48,149,000
Balance at the end (in shares) at Dec. 31, 2021		500,000	10,000	8,820,240